Commitments - Summary of Minimum Royalty Payments Under Licensing Agreement (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	¥ 2,093	¥ 3,700
Not later than one year
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	1,743	2,511
Later than one year and not later than five years
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	¥ 350	¥ 1,189